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                                   Law Offices

                      Stradley, Ronon, Stevens & Young, LLP

                            2600 One Commerce Square
                      Philadelphia, Pennsylvania 19103-7098
                                 (215) 564-8000

Direct Dial - (215) 564-8198


                                                         1933 Act Rule 485(a)(1)
                                                     1933 Act File No. 333-82865
                                                     1940 Act File No. 811-09447

                                October 29, 2004


VIA EDGAR
---------

Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:   Jacob Internet Fund Inc.
                        File Nos. 333-82865, 811-09447
                        ------------------------------

Ladies and Gentlemen:

                  Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "1933 Act"), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 5/8 (the "Amendment") to the Registration Statement of Jacob Internet Fund Inc. (the "Registrant"). The Amendment is being submitted to meet the disclosure requirements related to:
(1) policies and procedures for frequent purchases and sales of fund shares, and
(2) policies and procedures of disclosure of fund portfolio holdings.

                  The Amendment has been marked to indicate all changes made since the filing of the most recent post-effective amendment to the Registrant's registration statement on January 3, 2004.

                  The Registrant intends, in December of this year, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating financial and other timely information contained in the Registrant's prospectuses and the statements of additional information. Those items of information that will be updated have been identified in the Amendment by blanks and/or the use of the parenthetical "[to be updated in the 485(b)]."




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Filing Desk
U.S. Securities and Exchange Commission
October 29, 2004
Page 2


                  Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Lucia Sitar, Esquire at (215) 564-8089.

                                Very truly yours,


                                /s/ Michael P. O'Hare
                                ---------------------------------------
                                Michael P. O'Hare